Equity-Based Compensation - Summary of Status of Stock Options (Details 5) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2014
Stock Options [Member]
Summary of Status of Stock Options
Outstanding, Options at beginning of year	123,000
Exercised, Options	(115,100)
Expired, Options	(2,700)
Outstanding, Options at end of period	5,200
Exercisable, Options at end of period	5,200
Outstanding, Weighted - Average Exercise Price at beginning of year	$ 12.78
Exercised, Weighted - Average Exercise Price	$ 12.84
Expired, Weighted - Average Exercise Price	$ 11.04
Outstanding, Weighted - Average Exercise Price at end of period	$ 12.35
Exercisable, Weighted - Average Exercise Price at end of period	$ 12.35
Additional Disclosure Status of Stock Options
Intrinsic values of share options exercised	$ 831,000
Weighted average remaining contractual life	10 months 24 days
Outstanding, Aggregate intrinsic Value at beginning of period	$ 29,000